Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
12.
OTHER NON-CURRENT ASSETS

	As of December 31,
	2022	2023
	RMB	RMB
Long-term rental deposits	15,356	7,155
Prepaid service fees	16,119	9,278
Loans to employees	18,100	9,100
Prepaid long-term celebrity endorsement fees	2,476	1,061
Others	834	506
	52,885	27,100